UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

             Investment Company Act file number 811-8799

                       Oppenheimer Capital Preservation Fund
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                                           (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  October 31

Date of reporting period:  October 31, 2002 - April 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS April 30, 2003 / Unaudited
--------------------------------------------------------------------------------

                                                                        Market Value
                                                               Shares     See Note 1
------------------------------------------------------------------------------------
Investments in Affiliated Companies--93.1%
------------------------------------------------------------------------------------
Fixed Income Funds--88.3%
Oppenheimer Bond Fund, Cl. Y                                2,930,199   $ 30,210,350
------------------------------------------------------------------------------------
Oppenheimer Limited-Term Government Fund, Cl. Y            20,076,549    207,993,050
------------------------------------------------------------------------------------
Oppenheimer Strategic Income Fund, Cl. Y                   12,520,403     49,330,387
                                                                        ------------
                                                                         287,533,787

------------------------------------------------------------------------------------
Money Market Fund--4.8%
Oppenheimer Money Market Fund, Inc.                        15,470,983     15,470,984
                                                                        ------------
Total Investments in Affiliated Companies (Cost $296,903,250)            303,004,771


                                                            Principal
                                                               Amount
------------------------------------------------------------------------------------
Joint Repurchase Agreements--0.1%
Undivided interest of 0.13% in joint repurchase
agreement (Market Value $332,883,000) with Banc One
Capital Markets, Inc., 1.26%, dated 4/30/03, to be
repurchased at $425,015 on 5/1/03, collateralized by
U.S. Treasury Nts., 4.875%--5.875%, 11/15/04--2/15/12,
with a value of $327,261,153 and U.S. Treasury Bonds,
2.125%, 8/31/04, with a value of $12,489,849 (Cost
$425,000)                                                    $425,000        425,000
------------------------------------------------------------------------------------
Total Investments, at Value (Cost $297,328,250)                 93.2%    303,429,771
------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                  6.8      22,117,825
                                                            ------------------------
Net Assets                                                     100.0%   $325,547,596
                                                            ========================




See accompanying Notes to Financial Statements.



       6 | OPPENHEIMER CAPITAL PRESERVATION FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------


April 30, 2003
-----------------------------------------------------------------------------------
Assets
Investments, at value--see accompanying statement:
Affiliated companies (cost $297,328,250)                              $303,429,771
-----------------------------------------------------------------------------------
Cash                                                                       139,821
-----------------------------------------------------------------------------------
Cash used for collateral on futures                                         25,000
-----------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                      25,345,645
Interest and dividends                                                     533,662
Other                                                                        5,129
                                                                      -------------
Total assets                                                           329,479,028


-----------------------------------------------------------------------------------
Liabilities

Payables and other liabilities:
Wrapper agreement                                                        3,219,038
Shares of beneficial interest redeemed                                     524,998
Transfer and shareholder servicing agent fees                               60,324
Distribution and service plan fees                                          60,065
Daily variation on futures contracts                                        13,753
Shareholder reports                                                         13,710
Trustees' compensation                                                       8,164
Dividends                                                                       78
Other                                                                       31,302
                                                                      -------------
Total liabilities                                                        3,931,432


-----------------------------------------------------------------------------------
Net Assets                                                            $325,547,596
                                                                      =============


-----------------------------------------------------------------------------------
Composition of Net Assets

Paid-in capital                                                       $323,814,818
-----------------------------------------------------------------------------------
Overdistributed net investment income                                     (800,304)
-----------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                  (490,136)
-----------------------------------------------------------------------------------
Net unrealized appreciation on investments and wrapper agreement         3,023,218
                                                                      -------------
Net Assets                                                            $325,547,596
                                                                      =============




                   7 | OPPENHEIMER CAPITAL PRESERVATION FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based
on net assets of $96,361,715 and 9,636,169 shares of
beneficial interest outstanding)                                          $10.00
Maximum offering price per share (net asset value plus
sales charge of 3.50% of offering price)                                  $10.36
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price
per share (based on net assets of $8,203,156 and
820,361 shares of beneficial interest outstanding)                        $10.00
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price
per share (based on net assets of $19,890,336 and
1,989,230 shares of beneficial interest outstanding)                      $10.00
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable
contingent deferred sales charge) and offering price
per share (based on net assets of $200,388,343 and
20,038,602 shares of beneficial interest outstanding)                     $10.00
--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price
per share (based on net assets of $704,046 and 70,396
shares of beneficial interest outstanding)                                $10.00



See accompanying Notes to Financial Statements.




                    8 | OPPENHEIMER CAPITAL PRESERVATION FUND

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------



For the Six Months Ended April 30, 2003
-----------------------------------------------------------------------------------
Investment Income
Dividends from affiliated companies                                     $4,310,474
-----------------------------------------------------------------------------------
Interest                                                                    22,165
                                                                        -----------
Total investment income                                                  4,332,639

-----------------------------------------------------------------------------------
Expenses
Management fees                                                            957,245
-----------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                    106,884
Class B                                                                     33,358
Class C                                                                     81,101
Class N                                                                    185,383
-----------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                    272,161
Class B                                                                     32,569
Class C                                                                     62,739
Class N                                                                    116,078
Class Y                                                                         18
-----------------------------------------------------------------------------------
Wrapper fees                                                               207,659
-----------------------------------------------------------------------------------
Shareholder reports                                                         27,147
-----------------------------------------------------------------------------------
Trustees' compensation                                                       6,632
-----------------------------------------------------------------------------------
Custodian fees and expenses                                                  3,418
-----------------------------------------------------------------------------------
Other                                                                        1,606
                                                                        -----------
Total expenses                                                           2,093,998
Less reduction to custodian expenses                                          (265)
Less voluntary reimbursement of expenses                                  (569,511)
Less voluntary waiver of transfer and shareholder servicing agent
fees--Class A                                                             (137,093)
Less voluntary waiver of transfer and shareholder servicing agent
fees--Class B                                                              (19,222)
Less voluntary waiver of transfer and shareholder servicing agent
fees--Class C                                                              (30,141)
                                                                        -----------
Net expenses                                                             1,337,766

-----------------------------------------------------------------------------------
Net Investment Income                                                    2,994,873

-----------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments from affiliated companies                                      217,001
Closing of futures contracts                                               (66,272)
                                                                        -----------
Net realized gain                                                          150,729
-----------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments from affiliated companies                                    4,898,549
Wrapper agreement                                                       (4,255,207)
                                                                        -----------
Net change                                                                 643,342
                                                                        -----------
Net realized and unrealized gain                                           794,071


-----------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                    $3,788,944
                                                                        ===========



See accompanying Notes to Financial Statements.



                   9 | OPPENHEIMER CAPITAL PRESERVATION FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                          Six Months          Year
                                                               Ended         Ended
                                                      April 30, 2003   October 31,
                                                         (Unaudited)          2002
-----------------------------------------------------------------------------------
Operations
Net investment income                                   $  2,994,873  $  5,200,284
-----------------------------------------------------------------------------------
Net realized gain (loss)                                     150,729      (686,530)
-----------------------------------------------------------------------------------
Net change in unrealized appreciation                        643,342     2,153,270
                                                        ---------------------------
Net increase in net assets resulting from operations       3,788,944     6,667,024

-----------------------------------------------------------------------------------
Dividends and/or Distributions to Shareholders
Dividends from net investment
income:
Class A                                                   (1,234,316)   (2,422,826)
Class B                                                      (69,631)     (102,516)
Class C                                                     (167,145)     (205,654)
Class N                                                   (2,317,707)   (2,350,783)
Class Y                                                         (145)          (95)
-----------------------------------------------------------------------------------
Tax return of capital distribution:
Class A                                                           --      (726,971)
Class B                                                           --       (38,902)
Class C                                                           --       (79,157)
Class N                                                           --      (740,098)
Class Y                                                           --           (23)


-----------------------------------------------------------------------------------
Beneficial Interest Transactions
Net increase in net assets resulting from
beneficial interest transactions:
Class A                                                   17,778,467    28,403,767
Class B                                                    2,998,801     3,427,529
Class C                                                    7,452,133    10,595,020
Class N                                                   81,592,410   111,483,337
Class Y                                                      701,652           120

-----------------------------------------------------------------------------------
Net Assets
Total increase                                           110,523,463   153,909,772
-----------------------------------------------------------------------------------
Beginning of period                                      215,024,133    61,114,361
                                                        ---------------------------
End of period [including overdistributed net investment
income of $800,304 and $6,233, respectively]            $325,547,596  $215,024,133
                                                        ===========================




See accompanying Notes to Financial Statements.




                   10 | OPPENHEIMER CAPITAL PRESERVATION FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                         Six Months                                                    Year
                                              Ended                                                   Ended
                                     April 30, 2003                                                Oct. 31,
Class A                                 (Unaudited)            2002           2001         2000      1999 1
-------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period        $ 10.00         $ 10.00        $ 10.00      $ 10.00     $ 10.00
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                           .12             .42            .56          .57         .05
Net realized and unrealized gain                .02             .09            .02          .03          --
                                             ----------------------------------------------------------------
Total from investment operations                .14             .51            .58          .60         .05
-------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income           (.14)           (.41)          (.55)        (.60)       (.05)
Tax return of capital distribution               --            (.10)          (.03)          --          --
                                             ----------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                (.14)           (.51)          (.58)        (.60)       (.05)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $10.00          $10.00         $10.00       $10.00      $10.00
                                             ================================================================

-------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2             1.43%           5.25%          6.00%        6.18%       0.55%

-------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)    $96,362         $78,552        $50,179      $10,431        $100
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $87,248         $62,359        $33,976      $ 7,171        $100
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                          2.32%           3.90%          5.39%        5.55%       5.75%
Expenses, gross                                1.81%           1.71%          1.58%        1.96%       1.55%
Expenses, net                                  1.05% 4,5,6     1.18% 4,5,6    1.14% 4,5    1.51% 4,5   1.12% 5
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           6%             47%            36%          89%          0%



1. For the period from September 27, 1999 (inception of offering) to October 31, 1999.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary reimbursement of expenses.
6. Net of voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.


                   11 | OPPENHEIMER CAPITAL PRESERVATION FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------


                                         Six Months                                                Year
                                              Ended                                               Ended
                                     April 30, 2003                                            Oct. 31,
Class B                                 (Unaudited)          2002          2001         2000     1999 1
---------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period        $ 10.00       $ 10.00       $ 10.00      $ 10.00     $ 10.00
---------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                           .08           .37           .50          .51         .05
Net realized and unrealized gain                .03           .08           .02          .02          --
                                             ------------------------------------------------------------
Total from investment operations                .11           .45           .52          .53         .05
---------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income           (.11)         (.35)         (.49)        (.53)       (.05)
Tax return of capital distribution               --          (.10)         (.03)          --          --
                                             ------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                (.11)         (.45)         (.52)        (.53)       (.05)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period               $10.00        $10.00        $10.00       $10.00      $10.00
                                             ============================================================

---------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2             1.06%         4.59%         5.31%        5.43%       0.48%

---------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)     $8,203        $5,205        $1,777         $331          $1
---------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $6,744        $3,337        $  676         $ 82          $1
---------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                          1.46%         3.15%         4.61%        4.55%       5.10%
Expenses, gross                                2.90%         2.37%         2.34%        2.71%       2.25%
Expenses, net                                  1.89% 4,5,6   1.84% 4,5,6   1.90% 4,5    2.26% 4,5   1.81% 5
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           6%           47%           36%          89%          0%



1. For the period from September 27, 1999 (inception of offering) to October 31, 1999.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary reimbursement of expenses.
6. Net of voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.


                   12 | OPPENHEIMER CAPITAL PRESERVATION FUND

                                         Six Months                                                   Year
                                              Ended                                                  Ended
                                     April 30, 2003                                               Oct. 31,
Class C                                 (Unaudited)          2002            2001         2000      1999 1
------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period        $ 10.00       $ 10.00         $ 10.00      $ 10.00     $ 10.00
------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                           .08           .38             .51          .50         .05
Net realized and unrealized gain                .02           .07             .01          .03          --
                                             ---------------------------------------------------------------
Total from investment operations                .10           .45             .52          .53         .05
------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income           (.10)         (.35)           (.49)        (.53)       (.05)
Tax return of capital distribution               --          (.10)           (.03)          --          --
                                             ---------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                (.10)         (.45)           (.52)        (.53)       (.05)
------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $10.00        $10.00          $10.00       $10.00      $10.00
                                             ===============================================================

------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2             1.04%         4.58%           5.31%        5.43%       0.48%

------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)    $19,890       $12,437          $1,845           $48         $1
------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $16,396       $ 6,790          $  652           $25         $1
------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                          1.46%         3.07%           4.54%        4.65%       5.10%
Expenses, gross                                2.70%         2.35%           2.36%        2.71%       2.25%
Expenses, net                                  1.89% 4,5,6   1.82% 4,5,6     1.92% 4,5    2.26% 4,5   1.81% 5
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           6%           47%             36%          89%          0%
------------------------------------------------------------------------------------------------------------


1. For the period from September 27, 1999 (inception of offering) to October 31, 1999.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary reimbursement of expenses.
6. Net of voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.



                   13 | OPPENHEIMER CAPITAL PRESERVATION FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                          Six Months                        Year
                                                               Ended                       Ended
                                                      April 30, 2003                    Oct. 31,
Class N                                                  (Unaudited)          2002        2001 1
-------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                         $ 10.00       $ 10.00       $ 10.00
-------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                            .13           .45           .38
Net realized and unrealized gain                                 .03           .07            -- 2
                                                              -----------------------------------
Total from investment operations                                 .16           .52           .38
-------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                            (.16)         (.42)         (.36)
Tax return of capital distribution                                --          (.10)         (.02)
                                                              -----------------------------------
Total dividends and/or distributions to shareholders            (.16)         (.52)         (.38)
-------------------------------------------------------------------------------------------------
Net asset value, end of period                                $10.00        $10.00        $10.00
                                                              ===================================

-------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 3                              1.57%         5.29%         3.88%

-------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)                    $200,388      $118,829        $7,311
-------------------------------------------------------------------------------------------------
Average net assets (in thousands)                           $149,850      $ 63,485        $3,002
-------------------------------------------------------------------------------------------------
Ratios to average net assets:  4
Net investment income                                           2.46%         3.86%         5.18%
Expenses, gross                                                 1.34%         1.52%         1.64%
Expenses, net                                                   0.90% 5,6     0.99% 5,6,7   1.20% 5,6
-------------------------------------------------------------------------------------------------
Portfolio turnover rate                                            6%           47%           36%
-------------------------------------------------------------------------------------------------


1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4. Annualized for periods of less than one full year.
5. Reduction to custodian expenses less than 0.01%.
6. Net of voluntary reimbursement of expenses.
7. Net of voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.



                   14 | OPPENHEIMER CAPITAL PRESERVATION FUND

                                         Six Months                                                    Year
                                              Ended                                                   Ended
                                     April 30, 2003                                                Oct. 31,
Class Y                                 (Unaudited)        2002           2001            2000       1999 1
-------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period        $ 10.00      $10.00         $10.00          $10.00       $10.00
-------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                           .26         .41            .58             .59          .06
Net realized and unrealized gain (loss)        (.05)        .11            .03             .03           --
                                             ----------------------------------------------------------------
Total from investment operations                .21         .52            .61             .62          .06
-------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income           (.21)       (.42)          (.58)           (.62)        (.06)
Tax return of capital distribution               --        (.10)          (.03)             --           --
                                             ----------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                (.21)       (.52)          (.61)           (.62)        (.06)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $10.00      $10.00         $10.00          $10.00       $10.00
                                             ================================================================

-------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 2             2.08%       5.35%          6.25%           6.43%        0.57%

-------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)       $704          $2             $2              $1           $1
-------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)              $ 14          $2             $2              $1           $1
-------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                          2.88%       4.13%          5.73%           5.88%        6.19%
Expenses, gross                                1.19%      67.64%         43.02%           1.71%        1.15%
Expenses, net                                  0.75% 4,5   1.09% 4,5,6    0.82% 4,5,6     1.26% 4,5    0.72% 5
-------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           6%       47%          36%           89%         0%
-------------------------------------------------------------------------------------------------------------



1. For the period from September 27, 1999 (inception of offering) to October 31, 1999.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary reimbursement of expenses.
6. Net of voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.



                   15 | OPPENHEIMER CAPITAL PRESERVATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1. Significant Accounting Policies
Oppenheimer Capital Preservation Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
   The Fund seeks high current income while seeking to maintain a stable value per share. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Fund are offered solely to participant-directed qualified retirement plans and 403(b)(7) Custodial Plans meeting specified criteria (the Plans). Plan participant purchases of Fund shares are handled in accordance with each Plan's specific provisions. Plan participants should contact their Plan administrator for details concerning how they may purchase shares of the Fund.
   The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold with a front-end sales charge of 3.50%, and reduced for larger purchases. Class B, Class C and Class N shares are offered without a front-end sales charge, but may be subject to a contingent deferred-sales charge (CDSC) if redeemed within 5 years or 12 months or 18 months, respectively, of purchase. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are offered without front end and contingent-deferred sales charges. Class Y shares are only available for plans that have special arrangements with OppenheimerFunds Distributor, Inc. (the Distributor). All classes of shares have identical rights and voting privileges,. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.
   The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Securities Valuation. The Fund will, under normal circumstances, invest in Class Y shares of Oppenheimer Limited-Term Government Fund, Oppenheimer Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income Fund, and in shares of Oppenheimer Money Market Fund, Inc. (collectively referred to as the "underlying funds"). The net asset values of the underlying funds are determined as of the close of The New York Stock Exchange, on each day the Exchange is open for trading. The net asset value per share is determined by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding.
   The Fund may invest in certain portfolio securities, as described in the Fund's prospectus. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly




                   16 | OPPENHEIMER CAPITAL PRESERVATION FUND reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Trustees. Such securities which cannot be valued by an approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Trustees to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount. Foreign currency exchange contracts are valued based on the closing prices of the foreign currency contract rates in the London foreign exchange markets on a daily basis as provided by a reliable bank or dealer.
   The Fund will, under normal circumstances, enter into wrapper agreements with insurance companies and banks. If an insurance wrap contract or a synthetic Guaranteed Investment Contract, collectively, "wrapper agreement" obligates the contract provider to maintain the book value of all or a portion of the Fund's investments up to a specified maximum dollar amount, such contract will be valued at its fair value. The book value of the covered assets is the price the Fund paid for such securities plus interest on those assets accrued at a rate calculated pursuant to a formula specified in the wrapper agreement ("crediting rate"). The crediting rate is normally reset monthly. However, if there is a material change in interest rates or purchases or redemptions of fund shares, the crediting rate may be reset more frequently. The fair value of the contract generally will be equal to the difference between the book value, and the market value of the Fund's portfolio investments subject to the contract. If the market value of the Fund's portfolio investments is greater than its Book Value, the contract value will be reflected as a liability of the Fund in the amount of the difference, i.e. a negative value. If the market value of the Fund's portfolio investments is less than its Book Value, the contract value will be reflected as an asset of the Fund in the amount of the difference, i.e. a positive value, reflecting the potential liability of the contract provider to the Fund. In performing its fair value determination, the Board of Trustees will take into consideration the creditworthiness of the contract provider and the ability and willingness of the contract provider to pay amounts under the contract. As of April 30, 2003, the Fund has entered into one wrapper agreement, with the Bank of America, NA. Total fees paid for the six months ended April 30, 2003, to Bank of America, NA, for this agreement were $207,659.


--------------------------------------------------------------------------------
Joint Repurchase Agreements. The Fund, along with other affiliated funds of the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest





                   17 | OPPENHEIMER CAPITAL PRESERVATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued




--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required.
   As of April 30, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of zero. This estimated capital loss carryforward represents losses deferred under tax accounting rules for the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended April 30, 2003, the Fund did not use carryforward to offset capital gains realized. During the year ended October 31, 2002, the Fund did not use carryforward to offset capital gains realized.

--------------------------------------------------------------------------------
Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended April 30, 2003, the Fund's projected benefit obligations were increased by $1,738 and payments of $265 were made to retired trustees, resulting in an accumulated liability of $7,705 as of April 30, 2003.
   The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is invested by the Fund in the fund(s) selected by the trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.

--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character




                   18 | OPPENHEIMER CAPITAL PRESERVATION FUND of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The tax character of distributions paid during the six months ended April 30, 2003 and the year ended October 31, 2002 was as follows:

                                     Six Months Ended        Year Ended
                                       April 30, 2003  October 31, 2002
------------------------------------------------------------------------
Distributions paid from:
Ordinary income                            $3,788,944        $5,081,874
Long-term capital gain                             --                --
Return of capital                                  --         1,585,151
                                           -----------------------------
Total                                      $3,788,944        $6,667,025
                                           =============================

--------------------------------------------------------------------------------
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                     Six Months Ended April 30, 2003   Year Ended October 31, 2002
                                Shares        Amount         Shares         Amount
-----------------------------------------------------------------------------------
Class A
Sold                         3,008,213   $30,082,141      4,777,641   $ 47,776,413
Dividends and/or
distributions reinvested       123,290     1,232,902        315,148      3,151,481
Redeemed                    (1,353,657)  (13,536,576)    (2,252,412)   (22,524,127)
                            -------------------------------------------------------
Net increase                 1,777,846   $17,778,467      2,840,377   $ 28,403,767
                            =======================================================





                   19 | OPPENHEIMER CAPITAL PRESERVATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
2. Shares of Beneficial Interest Continued

                     Six Months Ended April 30, 2003   Year Ended October 31, 2002
                                Shares        Amount         Shares         Amount
-----------------------------------------------------------------------------------
Class B
Sold                           401,861  $  4,018,622        502,556   $  5,025,559
Dividends and/or
distributions reinvested         6,956        69,561         14,387        143,871
Redeemed                      (108,937)   (1,089,382)      (174,190)    (1,741,901)
                            -------------------------------------------------------
Net increase                   299,880  $  2,998,801        342,753   $  3,427,529
                            =======================================================

-----------------------------------------------------------------------------------
Class C
Sold                         1,061,469  $ 10,614,698      1,306,242   $ 13,062,427
Dividends and/or
distributions reinvested        16,653       166,531         28,550        285,500
Redeemed                      (332,909)   (3,329,096)      (275,290)    (2,752,907)
                            -------------------------------------------------------
Net increase                   745,213  $  7,452,133      1,059,502   $ 10,595,020
                            =======================================================

-----------------------------------------------------------------------------------
Class N
Sold                        11,171,456  $111,714,558     13,543,716   $135,437,153
Dividends and/or
distributions reinvested       231,377     2,313,776        308,954      3,089,545
Redeemed                    (3,243,592)  (32,435,924)    (2,704,336)   (27,043,361)
                            -------------------------------------------------------
Net increase                 8,159,241  $ 81,592,410     11,148,334   $111,483,337
                            =======================================================

-----------------------------------------------------------------------------------
Class Y
Sold                            70,151  $    701,507             --   $         --
Dividends and/or
distributions reinvested            14           145             12            120
Redeemed                            --            --             --             --
                            -------------------------------------------------------
Net increase                    70,165  $    701,652             12   $        120
                            =======================================================



--------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended April 30, 2003, were $100,997,059 and $15,926,973, respectively.


--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Under the Investment Advisory Agreement, the Fund pays the Manager an advisory fee at an annual rate that declines on additional assets as the Fund grows: 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets over $1 billion. The management fees payable by the Fund are reduced by the management fees paid by the underlying Oppenheimer funds on assets representing investments by the Fund in shares of those underlying funds. That is done so that shareholders of the Fund do not pay direct and indirect management fees in excess of 0.75%.





                   20 | OPPENHEIMER CAPITAL PRESERVATION FUND

--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $22.50 per account fee.
   Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
   OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

               Aggregate       Class A   Concessions   Concessions   Concessions   Concessions
               Front-End     Front-End    on Class A    on Class B    on Class C    on Class N
           Sales Charges Sales Charges        Shares        Shares        Shares        Shares
Six Months    on Class A   Retained by   Advanced by   Advanced by   Advanced by   Advanced by
Ended             Shares   Distributor Distributor 1 Distributor 1 Distributor 1 Distributor 1
----------------------------------------------------------------------------------------------
April 30, 2003   $32,416        $3,871       $30,048      $102,491       $97,419      $148,973

1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                             Class A       Class B        Class C        Class N
                          Contingent    Contingent     Contingent     Contingent
                            Deferred      Deferred       Deferred       Deferred
                       Sales Charges Sales Charges  Sales Charges  Sales Charges
                         Retained by   Retained by    Retained by    Retained by
Six Months  Ended        Distributor   Distributor    Distributor    Distributor
--------------------------------------------------------------------------------
April 30, 2003                  $194       $35,909        $13,533       $184,948


--------------------------------------------------------------------------------
Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the six months ended April 30, 2003, payments under the Class A Plan totaled $106,884, all of which were paid by the Distributor to recipients, and included $3,182 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year


                   21 | OPPENHEIMER CAPITAL PRESERVATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued




--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates Continued on Class B shares and on Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan.

Distribution fees paid to the Distributor for the six months ended April 30, 2003, were as follows:

                                                                  Distributor's
                                                   Distributor's      Aggregate
                                                       Aggregate   Unreimbursed
                                                    Unreimbursed  Expenses as %
                  Total Payments  Amount Retained       Expenses  of Net Assets
                      Under Plan   by Distributor     Under Plan       of Class
-------------------------------------------------------------------------------
Class B Plan            $ 33,358          $30,087       $271,701           3.31%
Class C Plan              81,101           61,408        270,320           1.36
Class N Plan             185,383               --        882,340           0.44


--------------------------------------------------------------------------------
5. Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
   The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
   Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.
   Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts.
   Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.






                   22 | OPPENHEIMER CAPITAL PRESERVATION FUND

As of April 30, 2003, the Fund had outstanding futures contracts as follows:

                                                                         Unrealized
                            Expiration     Number of Valuation as of   Appreciation
Contract Description             Dates     Contracts  April 30, 2003  (Depreciation)
------------------------------------------------------------------------------------
Contracts to Purchase
U.S. Treasury Nts., 2 yr.      6/26/03             7      $1,511,344        $ 6,047
                                                                            --------

Contracts to Sell
U.S. Treasury Nts., 5 yr.      6/19/03            28       3,185,000        (11,195)
                                                                            --------
                                                                            $(5,148)
                                                                            ========


--------------------------------------------------------------------------------
6. Illiquid or Restricted Securities
As of April 30, 2003, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. A Wrapper Agreement is considered to be an illiquid security. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities.


--------------------------------------------------------------------------------
7. Borrowing and Lending Arrangements
Bank Borrowings. The Fund had the ability to borrow from banks for temporary or emergency purposes. Asset coverage for borrowings must be at least 300%. The Fund and other Oppenheimer funds participated in a $400 million unsecured line of credit from a bank, for liquidity purposes. Under that line of credit, each fund was charged interest on its borrowings at a rate equal to the Federal Funds rate plus 0.45%. The Fund paid a commitment fee on its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum. The credit facility was terminated on November 12, 2002, when the Fund entered into the interfund borrowing and lending arrangements described below.
   The Fund had no outstanding borrowings under the credit facility through November 12, 2002.

--------------------------------------------------------------------------------
Interfund Borrowing and Lending Arrangements. Commencing November 12, 2002, the Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the investment manager.




                   23 | OPPENHEIMER CAPITAL PRESERVATION FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
7. Borrowing and Lending Arrangements Continued
The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
   The Fund had no interfund borrowings or loans outstanding during the six months ended or at April 30, 2003.



                   24 | OPPENHEIMER CAPITAL PRESERVATION FUND

ITEM 2.  CODE OF ETHICS - NOT REQUIRED

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - NOT REQUIRED

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of April 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)